CONVERTIBLE SENIOR NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

5. CONVERTIBLE SENIOR NOTES

        The Company has outstanding 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes). The aggregate principal amount of the 2013 Notes outstanding at September 30, 2012 was $8,277,850. In February 2012, the Company issued 1,868,055 shares of its common stock to one of the holders of the 2013 Notes in exchange for the cancellation of $9,000,000 in aggregate principal amount of such notes and the related accrued and unpaid interest of $79,024. In July 2012, the Company issued an aggregate of 1,784,070 shares of its common stock to two of the holders of the 2013 Notes in exchange for the cancellation of $3,504,150 in aggregate principal amount of such notes and accrued and unpaid interest of $20,686. Non-cash fair value adjustments of $(2,545,530) and $(611,621) were recorded during the first and third quarters of 2012 as a result of the cancellation of such notes. The fair value adjustment recorded upon the cancellation of the 2013 Notes is primarily attributable to the time value effect of settling these obligations at a date prior to the stated maturity of the 2013 Notes.

        The remaining $8,277,850 aggregate principal amount of the 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 370,871 shares of the Company's common stock at a conversion price of $22.32 per share. The 2013 Notes are general, unsecured obligations of the Company and are described in Note 7 to the Company's financial statements for the year ended December 31, 2011. As of September 30, 2012, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        As described in Note 3, "Liquidity and Capital Resources," from time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer.

        The Company has elected to record the 2013 Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which otherwise would require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the 2013 Notes to their fair value as of September 30, 2012, with changes in the fair value of the 2013 Notes occurring since December 31, 2011, reflected in fair value adjustment in the unaudited condensed statements of operations. As described in Note 9, "Fair Value Measurements," the fair value of the 2013 Notes is based on Level 2 inputs. The recorded fair value of the 2013 Notes of an aggregate of $7,593,216 as of September 30, 2012 differs from their total stated aggregate principal amount of $8,277,850 as of such date by $684,634. During the nine months ended September 30, 2012, the Company recorded a fair value adjustment of $(4,037,797) related to the 2013 Notes that were converted to common stock during 2012 or that remained outstanding as of September 30, 2012, that for the nine months ended September 30, 2012 increased the recorded liability and corresponding expense. For the nine months ended September 30, 2011, the Company recorded a fair value adjustment of $(1,929,000) that increased the recorded liability and corresponding expense, respectively.

        For the nine months ended September 30, 2012 and 2011, approximately $(41,000) and $230,000, respectively, of the fair value adjustment was attributable to the change in instrument specific credit risk. The change in the aggregate fair value of the 2013 Notes due to instrument specific credit risk for the nine months ended September 30, 2012 was estimated by calculating the difference between the September 30, 2012 fair value of the 2013 Notes as recorded and what the fair value of the 2013 Notes would have been on September 30, 2012 if the December 31, 2011 discount rate continued to be used in the calculation.

        The instrument specific credit risk for both periods has increased the fair value of the 2013 Notes as market borrowing rates have decreased for similarly rated companies and are estimated to have decreased for the Company as well, indicating a lower credit spread assuming no significant changes in the risk-free borrowing rate.

        The Company establishes the value of the 2013 Notes based upon contractual terms of the 2013 Notes, as well as certain key assumptions.

        The assumptions as of September 30, 2012 were:

Average risk-free rate	0.14%
Volatility of BioSante common stock	90.0%
Discount rate for principal payments in cash	19.6%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of six month and one-year U.S. Treasury Bonds.

7. CONVERTIBLE SENIOR NOTES

        As a result of the Company's merger with Cell Genesys, the Company assumed liabilities related to two series of convertible senior notes of Cell Genesys—$1,234,000 aggregate principal amount of 3.125% convertible senior notes due November 1, 2011 (the 2011 Notes) and $20,782,000 aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes and collectively with the 2011 Notes, the Notes). The conversion features of the Notes were adjusted for the exchange ratio used in the merger, as described in Note 9, "Stockholders' Equity."

        Immediately prior to November 1, 2011, the Company repaid in its entirety the outstanding aggregate principal amount of the 2011 Notes and all accrued interest thereon through such date. As of December 31, 2011, the 2013 Notes remained outstanding. In February 2012, the Company issued 1.9 million shares of its common stock to one of the holders of the 2013 Notes in exchange for cancellation of an aggregate of $9.0 million principal amount of such notes, including accrued and unpaid interest. The $11.8 million principal amount of the remaining 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 0.5 million shares of the Company's common stock at a conversion price of $22.32 per share. The 2013 Notes are our general, unsecured obligations, ranking equally with all of the Company's existing and future unsubordinated, unsecured indebtedness and senior in right of payment to any subordinated indebtedness, but are effectively subordinated to all of the Company's existing and future secured indebtedness to the extent of the value of the related security, and structurally subordinated to all existing and future liabilities and other indebtedness of the Company's subsidiaries. The 2013 Notes are subject to repurchase by the Company at each holder's option, if a fundamental change (as defined in the indenture) occurs, at a repurchase price equal to 100 percent of the principal amount of the 2013 Notes, plus accrued and unpaid interest on the repurchase date and are subject to redemption for cash by the Company, in whole or in part, at a redemption price equal to 100 percent of the principal amount of such notes plus accrued and unpaid interest to the redemption date, if the closing price of the Company's common stock has exceeded 150 percent of the conversion price then in effect with respect to such notes for at least 20 trading days in any period of 30 consecutive trading days ending on the trading day prior to the mailing of the notice of redemption. As of December 31, 2011, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        From time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company has elected to record the Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which would otherwise require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the Notes to their fair value as of December 31, 2011, with changes in the fair value of the Notes occurring since December 31, 2010, reflected in fair value adjustment in the statements of operations. The fair value of the Notes is based on Level 2 inputs. The recorded fair value of the Notes of an aggregate of $17,336,760 as of December 31, 2011 differs from their total stated principal amount of $20,782,000 by $3,445,240. The recorded value of the Notes of an aggregate of $18,547,333 as of December 31, 2010 differs from their total stated principal amount of $22,016,000 by $3,468,667. The Company recorded fair value adjustments of $(23,427) and $(1,870,916) related to the Notes for the years ended December 31, 2011 and 2010, respectively, to increase its recorded liability and corresponding expense in 2011 and 2010.

        For the year ended December 31, 2010, approximately $184,000 of the fair value adjustment was attributable to the change in instrument specific credit risk. There was no significant change in the fair value of the convertible senior notes due to a change in instrument specific credit risk for the years ended December 31, 2011 or 2009. The change in the aggregate fair value of the Notes due to instrument specific credit risk was estimated by calculating the difference between the December 31, 2010 fair value of the Notes as recorded and what the fair value of the convertible notes would have been on December 31, 2010 if the December 31, 2009 discount rate continued to be used in the calculation. The instrument specific credit risk for the year ended December 31, 2010 has increased the fair value of the Notes as market borrowing rates have decreased for similarly rated companies and are estimated to have decreased for the Company as well, indicating a lower credit spread assuming no significant changes in the risk-free borrowing rate.

        The Company establishes the value the convertible senior notes based upon contractual terms of the notes, as well as certain key assumptions.

        The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of one-year, two-year and three-year U.S. Treasury Bonds.

        The following table represents the scheduled maturities of required principal payments by year related to the convertible senior notes at December 31, 2011:

2012	$—
2013	20,782,000

Total	$20,782,000